SIGNIFICANT AND OTHER TRANSACTIONS WITH RELATED PARTIES (Details narrative) - USD ($)								1 Months Ended						3 Months Ended	6 Months Ended	8 Months Ended	9 Months Ended		11 Months Ended	12 Months Ended		14 Months Ended
	Feb. 05, 2022	Jan. 05, 2022	Jan. 15, 2021	Dec. 15, 2020	Jul. 02, 2020	Jun. 01, 2020	Jan. 01, 2020	May 20, 2022	Feb. 09, 2021	Jan. 28, 2021	Mar. 18, 2020	Nov. 04, 2019	May 31, 2019	Jun. 30, 2022	Sep. 30, 2021	May 31, 2020	Jun. 30, 2022	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2021	Sep. 30, 2020	Aug. 15, 2021	Jul. 06, 2022	Dec. 31, 2021	Oct. 04, 2019
Special bonus compensation																	$ 1,560,000.00
Account receivable-related parties														$ 46,146			46,146							$ 3,124,581
Sales and use tax																	436,378
Selling and transactional costs																	1,300,000
Amount paid to consultant																	$ 1,075,000.000
Warrant issued to common stock														21,714,023	22,564,255		21,714,023			22,564,255
Reduction in value, related to the Ethereum														$ 96,820
Accounts receivable related party																	$ 119,210
Accrued expenses														326,378	$ 799,353		326,378			$ 799,353
Received cash														2,908,551			2,908,551
Selling and transactional costs														$ 156,485,200,000			156,485,200,000
Option granted																				32,629,376
Exercise price				$ 1.155											$ 1.90					$ 1.90	$ 1.20		$ 2.24
Period for recognition								5 years												3 years 9 months 25 days
Stock exercised																	$ 13,687	$ 23,344
Warrant [Member]
Shares issued														863,986			863,986
Ronald P. Erickson [Member]
Warrant issued to common stock				2,000,000								1,200,000		1,000,000	2,000,000		1,000,000			2,000,000	1,770				1,000,000
Option granted									500,000
Restricted common stock issued, value							$ 190,000													$ 1,811,691	$ 75,000
Restricted common stock issued							100,000
Exercise price				$ 1.53			$ 1.90		$ 0.80	$ 0.25		$ 1.10		$ 2.09	$ 1.53		$ 2.09			$ 1.53	$ 1.95				$ 3.03
Period for recognition																	5 years
Salary per month						$ 10,000
Description of particle issued a stock option					Particle issued a stock option grant for 1,500,000 shares at $0.10 per share to Ronald P. Erickson. The stock option grant vests (i) 33.3% upon issuance; (ii) 33.3% after the first sale; and (iii) 33.4% after one million in sales are achieved
Accrued Compensation														46,146	421,599		46,146			421,599
Annual Salary															$ 300,000	$ 195,000	$ 120,000		$ 215,000			$ 120,000
Accrued compensation, travel and interest																				$ 421,599	$ 597,177
Salaries															272,500					272,500
Term period				5 years
Accounts payable and accrued liabilities															$ 421,599					$ 421,599	597,177
Ronald P. Erickson [Member] | Tranche One [Member]
Sales achieved upto									$ 50,000,000
Ronald P. Erickson [Member] | Tranche Two [Member]
Sales achieved upto									$ 200,000,000
Ronald P. Erickson [Member] | Stock Option 2
Option granted				1,865,675
Exercise price				$ 1.53
Term period				5 years
Ronald P. Erickson [Member] | Stock Option 1
Option granted				1,865,675
Exercise price				$ 1.53
Term period				5 years
Phillip A. Bosua [Member]
Warrant issued to common stock														1,300,000	1,300,000		1,300,000			1,300,000
Option granted									500,000
Restricted common stock issued, value							$ 285,000
Restricted common stock issued							150,000
Exercise price				$ 1.53			$ 1.90		$ 0.80			$ 1.10		$ 2.09	$ 2.09		$ 2.09			$ 2.09					$ 3.03
Period for recognition																	5 years
Cancelled a stock option grant																									1,000,000
Stock option grant												1,200,000
Salary per month						$ 10,000
Description of particle issued a stock option					Particle issued a stock option grant for 1,500,000 shares at $0.10 per share to Philip A. Bosua. The stock option grant vests (i) 33.3% upon issuance; (ii) 33.3% after the first sale; and (iii) 33.4% after one million in sales are achieved
Bonus																				$ 250,000
Accrued liabilities related party															$ 250,000					250,000
Annual Salary															350,000					240,000	$ 260,000	$ 120,000
Phillip A. Bosua [Member] | Tranche One [Member]
Sales achieved upto									$ 50,000,000
Phillip A. Bosua [Member] | Tranche Two [Member]
Sales achieved upto									$ 200,000,000
Phillip A. Bosua [Member] | Stock Option 2
Option granted				2,132,200
Exercise price				$ 1.53
Term period				5 years
Phillip A. Bosua [Member] | Stock Option 1
Option granted				2,132,195
Exercise price				$ 1.53
Term period				5 years
Clayton Struve Warrant [Member]
Exercise price										$ 0.25
Accrued Interest														$ 84,671	79,062		$ 84,671			79,062
Convertible promissory notes														$ 1,071,000	$ 1,071,000		$ 1,071,000			$ 1,071,000
Stock exercised										$ 889,880
Directors [Member]
Warrant issued to common stock				2,000,000											269,510					269,510
Restricted common stock issued, value							$ 228,000													$ 735,745
Restricted common stock issued							120,000
Exercise price			$ 2.00				$ 1.90								$ 1.918					$ 1.918
Shares issued			30,000
Three Director [Member]
Exercise price			$ 2.00
Shares issued	30,000	30,000
Common Stock Shares issued excercised price	$ 1.70	$ 1.70
Number of warrants issued			20,000
Three Director [Member] | Warrant [Member]
Shrare issued warrant to purchased	20,000
Warrants expiration period	Jan. 05, 2027
Shrare issued warrant to purchased price	$ 1.70
Two Directors [Member]
Exercise price												$ 1.10
Number of warrants issued												105,000
Mr. Struve [Member]
Common shares issued											1,080,000
Invested in debt													$ 1,000,000
Conversion of common stock in debt											$ 1,000,000